FAIR VALUE GAINS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Schedule of fair value gains (losses)
The components of fair value (losses) gains, net, are as follows:

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Commercial properties(1)	$(1,607)	$301	$784
Commercial developments	219	557	462
Incentive fees(2)	(16)	(104)	—
Financial instruments and other(3)	82	(158)	1,220
Total fair value (losses) gains, net	$(1,322)	$596	$2,466
(1)For the year ended December 31, 2020, includes fair value loss on right-of-use investment properties of $16 million (2019 - $5 million).
(2)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.
(3)For the year ended December 31, 2020, primarily includes a gain on loss of control of Atlantis of $62 million and a gain on the sale of a self-storage portfolio of $141 million, partially offset by fair value losses on financial instruments.. The prior year primarily includes fair value losses on financial instruments.